CONVERTIBLE DEBT (Details Narrative) - USD ($)			3 Months Ended
	Mar. 07, 2016	Jan. 23, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Convertible Debt Details Narrative
Convertible debt	$ 100,000	$ 50,000	$ 54,062
Rate of interest on notes issues	10.00%	8.00%
Interest expense			1,403
Amortization of debt discount			$ 10,062